Biological assets (Tables)	12 Months Ended
Jun. 30, 2026
Biological Assets [Abstract]
Changes in biological assets	Changes in biological assets were as follows:

Biological assets $ million
Fair value
At 30 June 2024	199
Exchange differences	(7)
Transferred to inventories	(69)
Fair value change	11
Farming cost capitalised	42
At 30 June 2025	176
Exchange differences	15
Transferred to inventories	(7)
Fair value change	(43)
Farming cost capitalised	60
At 30 June 2026	201